Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales and other income	$ 1,720	$ 1,435
Product sales	1,706	1,422
Interest, dividends and other	14	13
Costs and expenses	1,068	1,077
Production costs	785	708
Exploration costs	75	57
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	70	68
Royalties paid	48	40
Market development costs	1	3
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Interest expense	44	44
Accretion expense	8	7
Employment severance costs	3	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(27)	(2)
Non-hedge derivative (gain)/loss and movement on bonds	(124)	(41)
Income/(loss) before income tax provision	652	358
Taxation expense	(265)	(124)
Equity income in associates	10	9
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	397	243
Preferred Stock Dividends	0	0
Net income/(loss)	397	243
Less: Net income attributable to noncontrolling interests	(13)	(6)
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Comprehensive income	501	189
Comprehensive income attributable to noncontrolling interests	(15)	(5)
Comprehensive income attributable to AngloGold Ashanti	486	184
ASSETS
Current Assets	2,822		2,631
Cash and cash equivalents	1,216	619	1,112	586
Restricted cash	54		35
Receivables, inter-group balances and other current assets	1,552		1,484
Property, plant and equipment, net	6,359		6,123
Acquired properties, net	785		779
Goodwill	183		182
Other intangibles, net	38		31
Inventory, Noncurrent	31		31
Materials on the leach pad	404		393
Other long-term assets and deferred taxation assets	1,076		1,015
Total assets	11,698		11,185
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	959		919
Other non-current liabilities	67		63
Long Term Debt	2,398		2,473
Derivatives	50		93
Deferred taxation liabilities	1,370		1,242
Provision for environmental rehabilitation	667		653
Other accrued liabilities	36		35
Provision for pension and other post-retirement medical benefits	214		185
Commitments and contingencies	0		0
Equity	5,937	4,750	5,522	4,589
Stock issued	13		13
Additional paid in capital	8,755		8,740
Accumulated (deficit)/profit	(2,292)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(694)		(796)
Total AngloGold Ashanti stockholders' equity	5,782		5,382
Noncontrolling interests	155		140
Total liabilities and equity	11,698		11,185
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	554	591
Product sales	524	560
Interest, dividends and other	30	31
Costs and expenses	437	412
Production costs	281	251
Exploration costs	8	4
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	50	56
Royalties paid	12	14
Market development costs	0	1
Depreciation, depletion and amortization	80	94
Impairment of assets	0	1
Interest expense	1	2
Accretion expense	3	3
Employment severance costs	2	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	4	(13)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	117	179
Taxation expense	(38)	(59)
Equity income in associates	5	7
Equity income/(loss) in subsidiaries	310	123
Income/(loss) from continuing operations	394	250
Preferred Stock Dividends	(10)	(13)
Net income/(loss)	384	237
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Comprehensive income	486	184
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	486	184
ASSETS
Current Assets	943		833
Cash and cash equivalents	295	181	388	152
Restricted cash	1		1
Receivables, inter-group balances and other current assets	647		444
Property, plant and equipment, net	2,070		1,940
Acquired properties, net	174		167
Goodwill	0		0
Other intangibles, net	15		9
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,779		4,362
Total assets	7,981		7,311
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,077		889
Other non-current liabilities	53		49
Long Term Debt	35		33
Derivatives	0		0
Deferred taxation liabilities	675		641
Provision for environmental rehabilitation	159		147
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	200		170
Commitments and contingencies	0		0
Equity	5,782		5,382
Stock issued	13		13
Additional paid in capital	8,755		8,740
Accumulated (deficit)/profit	(2,292)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(694)		(796)
Total AngloGold Ashanti stockholders' equity	5,782		5,382
Noncontrolling interests	0		0
Total liabilities and equity	7,981		7,311
Iomco [Member]
Income Statement [Abstract]
Sales and other income	1	0
Product sales	0	0
Interest, dividends and other	1	0
Costs and expenses	25	30
Production costs	0	0
Exploration costs	2	4
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(3)	9
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	17	17
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	9	0
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(24)	(30)
Taxation expense	(1)	0
Equity income in associates	5	2
Equity income/(loss) in subsidiaries	185	111
Income/(loss) from continuing operations	165	83
Preferred Stock Dividends	0	0
Net income/(loss)	165	83
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	165	83
Comprehensive income	171	83
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	171	83
ASSETS
Current Assets	2,575		2,469
Cash and cash equivalents	521	156	458	114
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,054		2,011
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,141		3,558
Total assets	6,716		6,027
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,571		1,550
Other non-current liabilities	0		0
Long Term Debt	994		994
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,151		3,483
Stock issued	5,320		5,269
Additional paid in capital	460		435
Accumulated (deficit)/profit	(1,629)		(2,220)
Accumulated Other Comprehensive Income And Reserves	0		(1)
Total AngloGold Ashanti stockholders' equity	4,151		3,483
Noncontrolling interests	0		0
Total liabilities and equity	6,716		6,027
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	1,201	884
Product sales	1,182	862
Interest, dividends and other	19	22
Costs and expenses	644	627
Production costs	504	457
Exploration costs	65	49
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	15	6
Royalties paid	36	26
Market development costs	1	2
Depreciation, depletion and amortization	109	98
Impairment of assets	0	0
Interest expense	26	25
Accretion expense	5	4
Employment severance costs	1	1
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	6	0
Non-hedge derivative (gain)/loss and movement on bonds	(124)	(41)
Income/(loss) before income tax provision	557	257
Taxation expense	(226)	(65)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	331	192
Preferred Stock Dividends	(10)	(13)
Net income/(loss)	321	179
Less: Net income attributable to noncontrolling interests	(13)	(6)
Net income/(loss) - attributable to AngloGold Ashanti	308	173
Comprehensive income	333	192
Comprehensive income attributable to noncontrolling interests	(15)	(5)
Comprehensive income attributable to AngloGold Ashanti	318	187
ASSETS
Current Assets	3,708		3,486
Cash and cash equivalents	400	282	266	320
Restricted cash	53		34
Receivables, inter-group balances and other current assets	3,255		3,186
Property, plant and equipment, net	4,289		4,183
Acquired properties, net	611		612
Goodwill	199		198
Other intangibles, net	23		22
Inventory, Noncurrent	31		31
Materials on the leach pad	404		393
Other long-term assets and deferred taxation assets	853		815
Total assets	10,118		9,740
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	3,078		2,992
Other non-current liabilities	47		46
Long Term Debt	1,369		1,446
Derivatives	50		93
Deferred taxation liabilities	690		596
Provision for environmental rehabilitation	508		506
Other accrued liabilities	36		35
Provision for pension and other post-retirement medical benefits	14		15
Commitments and contingencies	0		0
Equity	4,326		4,011
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(1,046)		(3,521)
Accumulated Other Comprehensive Income And Reserves	4,102		6,277
Total AngloGold Ashanti stockholders' equity	4,172		3,872
Noncontrolling interests	154		139
Total liabilities and equity	10,118		9,740
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(36)	(40)
Product sales	0	0
Interest, dividends and other	(36)	(40)
Costs and expenses	(38)	8
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	8	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(46)	11
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	2	(48)
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(495)	(234)
Income/(loss) from continuing operations	(493)	(282)
Preferred Stock Dividends	20	26
Net income/(loss)	(473)	(256)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(473)	(256)
Comprehensive income	(489)	(270)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(489)	(270)
ASSETS
Current Assets	(4,404)		(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,404)		(4,157)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(16)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(8,697)		(7,720)
Total assets	(13,117)		(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(4,767)		(4,512)
Other non-current liabilities	(33)		(32)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	5		5
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,322)		(7,354)
Stock issued	(6,217)		(6,166)
Additional paid in capital	(679)		(654)
Accumulated (deficit)/profit	2,675		5,741
Accumulated Other Comprehensive Income And Reserves	(4,102)		(6,276)
Total AngloGold Ashanti stockholders' equity	(8,323)		(7,355)
Noncontrolling interests	1		1
Total liabilities and equity	$ (13,117)		$ (11,893)